Related Party Transactions - Additional Information (Detail) $ / shares in Units, shares in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Oct. 31, 2014 USD ($) shares	Jul. 31, 2014 USD ($)	May 31, 2014 USD ($) subsidiary	Jan. 31, 2014 USD ($) shares	Mar. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) $ / shares $ / d	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) subsidiary	May 31, 2017	Nov. 30, 2016	Aug. 31, 2014 USD ($) pool
Related Party Transaction [Line Items]
Aggregate proceeds received						$ 27,550,000	$ 11,080,000	$ 154,000,000
Gain (Loss) on Disposition of Stock in Subsidiary						15,000,000
Equity contribution from Teekay Corporation					$ 1,300,000			1,267,000
Reimbursement of Manager's crewing and manning costs						36,299,000	39,880,000
Working capital advanced to Pool Managers						$ 48,714,000	67,298,000
Minimum threshold for payment of performance fee to Manager (in dollars per share) | $ / shares						$ 3.2
Percentage of performance fee payable on Gross Cash Available for Distribution						20.00%
Performance fees						$ 0	0	$ 0
Percentage of commercial services fee						1.25%
Pool receivable from affiliates						$ 24,598,000	62,735,000
Investment in and advances to equity accounted investments						$ 70,651,000	66,470,000
Minimum [Member]
Related Party Transaction [Line Items]
Fixed amount of management fee chargeable per vessel payable per day | $ / d						275
Maximum [Member]
Related Party Transaction [Line Items]
Fixed amount of management fee chargeable per vessel payable per day | $ / d						350
Tanker Investments Ltd [Member]
Related Party Transaction [Line Items]
Investment in equity accounted investment	$ 10,000,000			$ 25,000,000
Number of subsidiaries sold | subsidiary			2					2
Aggregate proceeds received			$ 154,000,000
Tanker Investments Ltd [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Equity number of common stock purchased (in shares) | shares	0.9			2.5
Teekay Tanker Operations Ltd [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								50.00%			50.00%
Number of Commercially Managed Tanker Pools | pool											4
Value of the assets acquired, including working capital											$ 23,700,000
Pool Managers [Member]
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers						$ 35,700,000	46,800,000
Other Income [Member] | Entities Under Common Control [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties						5,482,000	4,023,000	$ 3,065,000
Working Capital [Member] | Tanker Investments Ltd [Member]
Related Party Transaction [Line Items]
Aggregate proceeds received			$ 1,700,000
Payable To Manager [Member]
Related Party Transaction [Line Items]
Reimbursement of Manager's crewing and manning costs						8,600,000	7,900,000
Teekay Tanker Operations Ltd [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired											50.00%
Subsequent Event [Member] | Teekay Tanker Operations Ltd [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									50.00%
Subsequent Event [Member] | Teekay Tanker Operations Ltd [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									50.00%
Teekay Corporation [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Disposition of Stock in Subsidiary								178,044,000
Teekay Corporation [Member] | Entities Under Common Control [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Disposition of Stock in Subsidiary								178,044,000
Teekay [Member]
Related Party Transaction [Line Items]
Investment in and advances to equity accounted investments						$ 0	$ 4,400,000
Teekay Chartering Ltd. [Member] | Teekay Lightering Services LLC [Member]
Related Party Transaction [Line Items]
Interest in related party		$ 30,500,000
Business Combination, Consideration Transferred, Other		12,800,000
Teekay Lightering Services LLC [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Disposition of Stock in Subsidiary								17,720,000
Teekay Lightering Services LLC [Member] | Entities Under Common Control [Member]
Related Party Transaction [Line Items]
Gain (Loss) on Disposition of Stock in Subsidiary		$ 17,700,000						$ 17,720,000
Teekay LNG Operating LLC [Member] | Bahrain LNG W.I.L. [Member]
Related Party Transaction [Line Items]
Ownership percentage										30.00%